Debt and Credit Facilities - Short-term Debt (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of borrowing costs [Abstract]
Commercial paper	$ 550,000,000	$ 200,000,000
Commercial paper, maximum authorized amount	$ 1,000,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate, weighted average	1.98%	2.20%